Note 34 - Exchange Differences, Net	12 Months Ended
Dec. 31, 2018
Exchange Differences, Net Abstract
Disclosure of Exchange Differences, Net

34. Exchange differences, net

	December 31, 2018	December 31, 2017
Conversion of foreign currency assets and liabilities into pesos	1,406,769	118,456
Income from purchase-sale of foreign currency	5,082,257	3,258,722
TOTAL	6,489,026	3,377,178